Organization and Business Description	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Description

NOTE 1 - ORGANIZATION AND BUSINESS DESCRIPTION

EPHS Holdings, Inc. (the "Company") was incorporated in the State of Nevada on January 28, 1999. The Company's original plan was to build and use technology to mine gold, platinum, precious metals and rare earth metals in situ from seawater and from slurries created from land based ores. The Company was originally known as Quantum Induction Technology, Inc. On November 30, 2011 the Company changed its name to Quantumbit, Inc. and continued to operate under this name until September 25, 2013 when the Company's name was changed to Sertant, Inc. The Company ceased operations in January 2015.

In February 2017, one of the Company's shareholder sued the Company for breach of fiduciary duties of care, loyalty and good faith to the Company's shareholders. In July 2017, the court appointed an exclusive receiver over the Company. In September 2017, the Company entered into an agreement with the shareholder and the receiver to resolve the legal claim by issuing 4,750,000 shares of common stock to the shareholder. In January 2018, the Company's name was changed to EPHS Holdings, Inc.

On December 28, 2017, the Company issued to EPHS, Inc., a Florida corporation, 75,000,000 shares of the Company's common stock for $110,000 which represented approximately 62% of the Company's issued and outstanding shares of common stock.

On February 27, 2018, pursuant to the terms of a Share Exchange Agreement, the Company acquired all of the issued and outstanding shares of common stock of Emerald Plants Health Source, Inc. ("Emerald"), all of Emerald's outstanding debt to shareholders was forgiven, and Emerald became the wholly owned subsidiary of the Company in a reverse merger (the "Merger"). Pursuant to the Merger, all of the issued and outstanding shares of Emerald common stock were converted, at an exchange ratio of 200,000-for-1, into an aggregate of 20,000,000 shares of the Company's common stock, resulting in Emerald becoming a wholly owned subsidiary of the Company. The accompanying financial statements' share information has been retroactively adjusted to reflect the exchange ratio in the Merger.

Under generally accepted accounting principles in the United States ("US GAAP"), because the combined entity will be dependent on Emerald's senior management, the merger was accounted for as a recapitalization effected by a share exchange, wherein Emerald is considered the acquirer for accounting and financial reporting purposes. On the Merger dated, the assets and liabilities of Emerald have been brought forward at their book value and consolidated with EPHS Holdings, Inc.'s assets, which comprised of cash and cash equivalents of $58,075 and prepaid expenses and current assets of $5,000 and liabilities which comprises accounts payable of $3,576 (see Note 2 Principles of Consolidation below). No goodwill has been recognized. Accordingly, the assets and liabilities and the historical operations that are reflected in the consolidated financial statements are those of Emerald and are recorded at the historical cost basis of Emerald.

On November 6, 2018, the Company executed a Share Exchange Agreement with Merritt Valley Cannabis Corp. ("MVC") (the "MVC Transaction") and its shareholders (the "MVC Shareholders") whereby MVC Shareholders agreed to exchange all of their respective shares in MVC in consideration for 8,100,000 shares of EPHS common stock, with a par value of $0.001 per share (the "MVC Transaction"). In furtherance of the MVC Transaction, on January 4, 2019, the Company completed the purchase of lands located in Merritt, British Columbia, Canada with the purpose of the cultivation of cannabis. On January 11, 2019, the Company and MVC completed the MVC Transaction.

In January 2017, the FASB issued ASU 2017-01, which changes the definition of a business. The new guidance requires an entity to first evaluate whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If that threshold is met, the set of assets and activities is not a business. On the acquisition date, MVC only had petty cash in the amount of $14 and land deposit for land purchase in the amount of $410,788. MVC did not commence any operations at the acquisition date. Based on above, the significant asset of MVC on the acquisition date was the land deposit, which was regarded as a single identifiable asset. Therefore, this acquisition was treated as an asset acquisition under ASC 805-50 instead of a business acquisition.

The Company's fiscal year end is December 31.

NOTE 1 - ORGANIZATION AND BUSINESS DESCRIPTION

EPHS Holdings, Inc. (the "Company") was incorporated in the State of Nevada on January 28, 1999. The Company's original plan was to build and use technology to mine gold, platinum, precious metals and rare earth metals in situ from seawater and from slurries created from land based ores. The Company was originally known as Quantum Induction Technology, Inc. On November 30, 2011 the Company changed its name to Quantumbit, Inc. and continued to operate under this name until September 25, 2013 when the Company's name was changed to Sertant, Inc. The Company ceased operations in January 2015.

In February 2017, one of the Company's shareholder sued the Company for breach of fiduciary duties of care, loyalty and good faith to the Company's shareholders. In July 2017, the court appointed an exclusive receiver over the Company. In September 2017, the Company entered into an agreement with the shareholder and the receiver to resolve the legal claim by issuing 4,750,000 shares of common stock to the shareholder. In January 2018, the Company's name was changed to EPHS Holdings, Inc.

On December 28, 2017, the Company issued to EPHS, Inc., a Florida corporation, 75,000,000 shares of the Company's common stock for $110,000 which represented approximately 62% of the Company's issued and outstanding shares of common stock.

On February 27, 2018, pursuant to the terms of a Share Exchange Agreement, the Company acquired all of the issued and outstanding shares of common stock of Emerald Plants Health Source, Inc. ("Emerald"), all of Emerald's outstanding debt to shareholders was forgiven, and Emerald became the wholly owned subsidiary of the Company in a reverse merger (the "Merger"). Pursuant to the Merger, all of the issued and outstanding shares of Emerald common stock were converted, at an exchange ratio of 200,000-for-1, into an aggregate of 20,000,000 shares of the Company's common stock, resulting in Emerald becoming a wholly owned subsidiary of the Company. The accompanying financial statements' share information has been retroactively adjusted to reflect the exchange ratio in the Merger.

Under generally accepted accounting principles in the United States ("US GAAP"), because the combined entity will be dependent on Emerald's senior management, the merger was accounted for as a recapitalization effected by a share exchange, wherein Emerald is considered the acquirer for accounting and financial reporting purposes. On the Merger dated, the assets and liabilities of Emerald have been brought forward at their book value and consolidated with EPHS Holdings, Inc.’s assets, which comprised of cash and cash equivalents of $58,075 and prepaid expenses and current assets of $5,000 and liabilities which comprises accounts payable of $3,576 (see Note 2 Principles of Consolidation below). No goodwill has been recognized. Accordingly, the assets and liabilities and the historical operations that are reflected in the consolidated financial statements are those of Emerald and are recorded at the historical cost basis of Emerald.

On November 6, 2018, the Company executed a Share Exchange Agreement with MVC (the “MVC Transaction”) and its shareholders (the “MVC Shareholders”) whereby MVC Shareholders agreed to exchange all of their respective shares in MVC in consideration for 8,100,000 shares of EPHS common stock, with a par value of $0.001 per share (the “MVC Transaction”). In furtherance of the MVC Transaction, on January 4, 2019, the Company completed the purchase of lands located in Merritt, British Columbia, Canada with the purpose of the cultivation of cannabis. On January 11, 2019, the Company and MVC completed the MVC Transaction.

The Company's fiscal year end is December 31.